Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AXONIC FUNDS
Entity Central Index Key	0001791032
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000216959
Shareholder Report [Line Items]
Fund Name	Axonic Strategic Income Fund
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund-axsax/. You can also request this information by contacting us at 833-429-6642.
Additional Information Phone Number	833-429-6642
Additional Information Website	https://www.axonicfunds.com/funds/daily-fund-axsax/
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - A	$70.50	1.40%

Expenses Paid, Amount	$ 0.0140
Expense Ratio, Percent	7050.00%
Factors Affecting Performance [Text Block]

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 3.09% for the 6 month period ending on April 30, 2025, out performing the Bloomberg US Aggregate Bond Index which returned 2.57% over the same time period. The Fund’s outperformance of the benchmark was a function of low duration and a high level of income which insulated returns from periodic interest rate volatility throughout the year.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

Line Graph [Table Text Block]
	Axonic Strategic Income Fund - Class A - Load - $12,278	Bloomberg US Aggregate Bond Index - $9,487
7/16/2020	$9,774.82	$10,000.00
4/30/2021	$10,495.89	$9,784.21
4/30/2022	$10,573.58	$8,951.36
4/30/2023	$10,436.16	$8,913.10
4/30/2024	$11,372.59	$8,782.23
4/30/2025	$12,278.44	$9,486.60

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	6 Months	1 Year	Since Inception
Class A - NAV (Incep. July 16, 2020)	3.09%	7.97%	4.88%
Class A - Load	0.81%	5.55%	4.38%
Bloomberg US Aggregate Bond Index	2.57%	8.02%	-1.09%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

Performance Inception Date	Jul. 16, 2020
AssetsNet	$ 3,133,987,289
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 13,040,091
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$3,133,987,289 # of Portfolio Holdings423 Portfolio Turnover Rate (Class A)31% Advisory Fees Paid$13,040,091
Holdings [Text Block]

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	31.44%
Residential Mortgage-Backed Securities	30.83%
Asset-Backed Securities	16.99%
Government Bond	11.12%
Short Term Investments	7.65%
Bank Loans	0.89%
Convertible Corporate Bonds	0.83%
Preferred Stocks	0.36%
Corporate Bonds	0.14%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(0.26)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Bond 3.88%, due 08/15/2034	7.82%
U.S. Treasury Note 4.63%, due 02/15/2035	3.31%
Extended Stay America Trust, Series 2021-ESH, Class F	1.34%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1	1.24%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	1.14%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1	0.98%
MFA , Series 2023-RTL2, Class A1	0.89%
LHOME Mortgage Trust, Series 2023-RTL1, Class A1	0.84%
Dominion Mortgage Trust, Series 2021-RTL1, Class A1	0.82%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.81%
Top Ten Holdings	19.19%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund Changes during the reporting period.
C000216960
Shareholder Report [Line Items]
Fund Name	Axonic Strategic Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Axonic Strategic Income Fund - I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund/. You can also request this information by contacting us at 833-429-6642.
Additional Information Phone Number	833-429-6642
Additional Information Website	https://www.axonicfunds.com/funds/daily-fund/
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - I	$50.40	1.00%

Expenses Paid, Amount	$ 0.0100
Expense Ratio, Percent	5040.00%
Factors Affecting Performance [Text Block]

How did the Fund perform the last six months?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 3.27% for the 6 month period ending on April 30, 2025, out performing the Bloomberg US Aggregate Bond Index which returned 2.57% over the same time period. The Fund’s outperformance of the benchmark was a function of low duration and a high level of income which insulated returns from periodic interest rate volatility throughout the year.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe. The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS). Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

Line Graph [Table Text Block]
	Axonic Strategic Income Fund - Class I - $12,271	Bloomberg US Aggregate Bond Index - $10,143
12/30/2019	$10,000.00	$10,000.00
4/30/2020	$9,140.00	$10,489.72
4/30/2021	$10,308.57	$10,461.69
4/30/2022	$10,426.91	$9,571.18
4/30/2023	$10,339.68	$9,530.27
4/30/2024	$11,335.26	$9,390.34
4/30/2025	$12,271.10	$10,143.48

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	6 Months	1 Year	5 Year	Since Inception
Class I (Incep. December 30, 2019)	3.27%	8.26%	6.07%	3.91%
Bloomberg US Aggregate Bond Index	2.57%	8.02%	-0.67%	0.27%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

Performance Inception Date	Dec. 30, 2019
AssetsNet	$ 3,133,987,289
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 13,040,091
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$3,133,987,289 # of Portfolio Holdings423 Portfolio Turnover Rate (Class I)31% Advisory Fees Paid$13,040,091
Holdings [Text Block]

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	31.44%
Residential Mortgage-Backed Securities	30.83%
Asset-Backed Securities	16.99%
Government Bond	11.12%
Short Term Investments	7.65%
Bank Loans	0.89%
Convertible Corporate Bonds	0.83%
Preferred Stocks	0.36%
Corporate Bonds	0.14%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(0.26)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Bond 3.88%, due 08/15/2034	7.82%
U.S. Treasury Note 4.63%, due 02/15/2035	3.31%
Extended Stay America Trust, Series 2021-ESH, Class F	1.34%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1	1.24%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	1.14%
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1	0.98%
MFA , Series 2023-RTL2, Class A1	0.89%
LHOME Mortgage Trust, Series 2023-RTL1, Class A1	0.84%
Dominion Mortgage Trust, Series 2021-RTL1, Class A1	0.82%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.81%
Top Ten Holdings	19.19%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund Changes during the reporting period.